                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment: [  ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, GA 30092
          (678) 533-7850

Form 13F File Number: 28-   2699


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    President
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

/s/ Michael B. Orkin          Norcross, Georgia          2-11-00
--------------------          ----------------           -------
  [Signature]                   [City, State]             [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1
                                         -----------
Form 13F Information Table Entry Total:      68
                                         -----------
Form 13F Information Table Value Total:   $198,993
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


No.     Form 13F File Number     Name
1       28-3468                  C & O Funds Advisor, Inc.
-       -------                  -------------------------

Caldwell & Orkin, Inc.
FORM 13F
December 31, 1999



                                                                                               Voting Authority
                                                                                             ---------------------
                                   Title of                Value   Shares/  Sh/ Put/ Invstmt    Other
Name of Issuer                      class         CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUN. CORP. CL A    COM              006848105     4292    65400 SH       Sole                    65400
AMKOR TECHNOLOGY INC           COM              031652100     4848   171600 SH       Sole                   171600
APPLE COMPUTER INC COM         COM              037833100     5815    56555 SH       Sole                    56555
ASM LITHOGRAPHY HOLDING        COM              n07059111     1604    14100 SH       Sole                    14100
AT&T CORP - LIBERTY MEDIA -A   COM              001957208     8255   145300 SH       Sole                   145300
ATMEL CORPORATION              COM              049513104     1339    45300 SH       Sole                    45300
AXENT TECHNOLOGIES             COM              05459c108      918    43700 SH       Sole                    43700
BJ'S WHOLESALE CLUB            COM              05548J106     4369   119694 SH       Sole                   119694
CABLEVISION SYSTEMS CORP.      COM              12686C109     3866    51200 SH       Sole                    51200
CBS CORPORATION                COM              12490K107    15700   245550 SH       Sole                   245550
CEPHALON INC.                  COM              156708109     3010    87100 SH       Sole                    87100
CITIGROUP INC. COM             COM              172967101     3753    67400 SH       Sole                    67400
CLAIRE'S STORES INC            COM              179584107      888    39700 SH       Sole                    39700
COMMSCOPE, INC.                COM              203372107    14001   347300 SH       Sole                   347300
CONCENTRIC NETWORK             COM              20589r107     2859    92800 SH       Sole                    92800
CONSOLIDATED PAPERS, INC.      COM              209759109      695    21860 SH       Sole                    21860
COOPER CAMERON CORP.           COM              216640102     3059    62500 SH       Sole                    62500
CORNING INC                    COM              219350105     4371    33900 SH       Sole                    33900
CUBIST PHARMACEUTICALS         COM              229678107      674    35000 SH       Sole                    35000
DIVERSINET CORP.               COM              25536k204      686    31200 SH       Sole                    31200
DPL INC COM                    COM              233293109      465    26850 SH       Sole                    26850
ELECTRONIC DATA SYSTEMS, INC.  COM              285661104     8366   124983 SH       Sole                   124983
EMC CORPORATION                COM              268648102     5069    46400 SH       Sole                    46400
ENSCO INTERNATIONAL INC.       COM              26874q100     1565    68400 SH       Sole                    68400
ERICSSON (LM) TELEPHONE CO ADR COM              294821400     3284    50000 SH       Sole                    50000
FLAMEN TECHNOLOGIES SPA ADR    COM              338488109       68    32000 SH       Sole                    32000
FOREST LABS INC.               COM              345838106     2120    34500 SH       Sole                    34500
GENERAL ELECTRIC CO.           COM              369604103     3931    25400 SH       Sole                    25400
GLOBAL CROSSING LTD            COM              g3921a100     3910    78200 SH       Sole                    78200
GLOBAL MARINE INC              COM              379352404     2968   178500 SH       Sole                   178500
HOME DEPOT INC COM             COM              437076102     6842    99525 SH       Sole                    99525



HORIZON OFFSHORE, INC.         COM              44043j105      162    30200 SH       Sole                    30200
INTERNATIONAL SPEEDWAY CORP.   COM              460335201     1531    30400 SH       Sole                    30400
KEY ENERGY SERVICE             COM              492914106      207    40000 SH       Sole                    40000
KV PHARMACEUTICAL CO. - CL A   COM              482740206     1191    54300 SH       Sole                    54300
LEVEL 3 COMMUNICATIONS         COM              52729n100      409     5000 SH       Sole                     5000
MARINE DRILLING COMPANY INC.   COM              568240204     1607    71600 SH       Sole                    71600
MICROSOFT CORP                 COM              594918104     9293    79600 SH       Sole                    79600
MINNESOTA MNG & MTG CO         COM              604059105     2769    28292 SH       Sole                    28292
MOTOROLA INC.                  COM              620076109     1563    10613 SH       Sole                    10613
NABORS INDUSTRIES              COM              629568106     1856    60000 SH       Sole                    60000
NATIONAL SEMICONDUCTOR CORP.   COM              637640103     1751    40900 SH       Sole                    40900
NAVISTAR INTL CORP             COM              63934E108      213     4525 SH       Sole                     4525
NEWPARK RESOURCES              COM              651718504     1057   172600 SH       Sole                   172600
NORTEL NETWORKS CORP           COM              656569100      444     4400 SH       Sole                     4400
OPTIMAL ROBOTICS               COM              68388r208      939    25200 SH       Sole                    25200
PATTERSON ENERGY               COM              703414102     2062   158600 SH       Sole                   158600
PENWEST PHARMACEUTICALS CO     COM              709754105      598    39200 SH       Sole                    39200
PILOT NETWORK SERVICE, INC.    COM              721596104      535    22300 SH       Sole                    22300
PRECISION DRILLING CORP.       COM              74022d100      755    29400 SH       Sole                    29400
PRI AUTOMATION INC             COM              69357h106     1557    23200 SH       Sole                    23200
PRIDE INTERNATIONAL INC        COM              741932107     3150   215400 SH       Sole                   215400
QWEST COMMUNICATIONS           COM              749121109     4906   114100 SH       Sole                   114100
REDBACK NETWORKS               COM              757209101      302     1700 SH       Sole                     1700
RELIASTAR FINANCIAL CORP.      COM              75952u103    14096   359700 SH       Sole                   359700
SCIENTIFIC ATLANTA INC COM     COM              808655104     1788    32000 SH       Sole                    32000
TARGET CORP.                   COM              87612e106     3187    43400 SH       Sole                    43400
TARO PHARMACEUTICAL            COM              M8737e108     2208   152300 SH       Sole                   152300
TEMPLE-INLAND INC.             COM              879868107      712    10800 SH       Sole                    10800
TIME WARNER, INC.              COM              887315109     2605    36025 SH       Sole                    36025
UTI ENERGY CORP                COM              903387108      270    11700 SH       Sole                    11700
WARNER LAMBERT CO COM          COM              934488107     2594    31655 SH       Sole                    31655
WELLPOINT HEALTH               COM              94973h108     2347    35600 SH       Sole                    35600
WESTPOINT STEVENS INC COM      COM              961238102     5194   296799 SH       Sole                   296799
IMMUNEX PUT OPT MARCH 130      PUT              4525288cf      300      110 SH  PUT  Sole                      110
ORGANOGENESIS PUT JAN 15.00    PUT              6859068ac      210      300 SH  PUT  Sole                      300
PEDIATRIX FEB 22.5 PUT         PUT              7053248bx      470      306 SH  PUT  Sole                      306
XEIKON NV PUT OPT FEB 30.00    PUT              9A4993837      564      485 SH  PUT  Sole                      485
REPORT SUMMARY                 68 DATA RECORDS              198993          1   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED